Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Schedule of Deposits by Type [Table Text Block]
Deposits as of December 31, 2013 and 2012 are comprised of the following:

	2013	2012
Noninterest-bearing demand	$1,076,631	$1,445,783
Interest-bearing demand	3,006,401	2,681,769
Market-based money market accounts	413,137	439,399
Savings and money market accounts, excluding market-based	5,110,992	4,451,843
Market-based time	597,858	736,612
Time, excluding market-based	3,056,321	3,386,982
	$13,261,340	$13,142,388

Schedule Of Time Deposit Contractual Maturities Table [Table Text Block]	Scheduled maturities of time deposits at December 31, 2013 are as follows:

2014	$2,124,886
2015	654,877
2016	395,349
2017	176,900
2018	267,085
2019	44,227
2020	22
$3,663,346

Schedule of Deposits Denominated in Foreign Currency [Table Text Block]
A summary of foreign currency denominated deposits at December 31, 2013 and 2012 is as follows:

	2013	2012
Noninterest-bearing demand	$3,060	$391
Money market accounts	361,029	378,418
Time	433,626	594,010
	$797,715	$972,819

Schedule of Deposits Denominated in Foreign Currency by Currency [Table Text Block]
A summary of foreign currency denominated deposits by currency at December 31, 2013 and 2012 is as follows:

	2013	2012
Australian Dollar	$148,970	$225,918
Chinese Renminbi	99,992	101,402
Norwegian Krone	90,096	108,552
Canadian Dollar	89,491	112,956
Swiss Franc	79,952	85,511
Singapore Dollar	55,865	59,978
Euro	53,121	51,095
New Zealand Dollar	48,880	58,270
Brazilian Real	46,525	71,271
Pound Sterling	15,199	14,671
South African Rand	14,704	22,381
Other	54,920	60,814
	$797,715	$972,819